INTANGIBLE ASSETS (Details) - Schedule of Finite-Lived Intangible Assets - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Finite-Lived Intangible Assets [Abstract]
Capitalized Software Development Costs		$ 1,781,053	$ 1,631,921
Less: Accumulated amortization	$ (1,156,478)	(986,502)	(647,247)
Net capitalized development costs	$ 775,190	$ 794,551	$ 984,674